FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements (Tables) [Table]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis by Level of Fair Value Hierarchy
	December 31, 2024
	Level 3	Total
Financial Liabilities
Private Warrants to ordinary shares	$2	$2
Promissory Notes	$3,965	$3,965

	December 31, 2023
	Level 3	Total
Financial Liabilities
Warrants to preferred shares	$200	$200

Schedule of Warrant Liability Measures
	2024
	Promissory Notes	Warrants to preferred shares		Private Warrants to ordinary shares
Fair value at the beginning of the year	$-		$200	$-
Issuance	4,622			1,130
Change in fair value	(407)		134	(1,128)
Repayments	(250)		-	-
Conversion to equity	-		(334)	-
Fair value at the end of the year	$3,965	$	-,-	$2

2023
Warrants to preferred shares
Fair value at the beginning of the year	$3
Issuance	111
Change in fair value	86
Fair value at the end of the year	$200

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs
	December 31,	August 15,
	2024	2024
Volatility	77.69%	80.23%
Dividend yield	0%	0%